Segment Information (Sales By Major Product Group) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales	$ 4,205.7	$ 4,584.3	$ 4,132.1	$ 4,241.9	$ 3,924.1	$ 4,323.0	$ 3,512.2	$ 3,406.3	$ 3,192.2	$ 16,882.4	$ 14,433.7	$ 12,866.9
Analytical and physical instrumentation
Sales										2,088.9	2,014.4	1,967.7
Research and medical products
Sales										10,366.7	8,110.9	7,094.9
Dental products
Sales										2,785.4	2,736.8	2,193.1
Product identification
Sales										$ 1,641.4	$ 1,571.6	$ 1,611.2